Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
Tabular disclosure for the PEO (CEO) and the average NEO (excluding the PEO) for reporting years 2022, 2021, and 2020 is shown in the table below:

Year (1) (a)	Summary Compensation Table Total for PEO (Mitchell) (2) (b)	Compensation Actually Paid to PEO (Mitchell) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (4) (d)	Average Compensation Actually Paid to Non-PEO NEOs (5) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (8) (h)	Adjusted EPS (9) (i)
					Total Shareholder Return (6) (f)	Peer Group Total Shareholder Return (7) (g)

2022	$9,316,556	$10,823,056	$2,368,300	$2,520,280	$124	$133	$401.1	$7.87

2021	$9,484,490	$13,917,645	$2,183,277	$2,995,405	$123	$150	$435.4	$7.08

2020	$6,361,666	$2,420,223	$1,595,008	$1,044,106	$92	$118	$181.0	$3.84

(1)	The Pay Versus Performance table reflects required disclosures for fiscal years 2022, 2021, and 2020.

(2)	For fiscal years 2022, 2021, and 2020, Mr. Mitchell was the Principal Executive Officer (PEO) for the Company.

(3)
Compensation Actually Paid (CAP) is calculated from the PEO’s SCT compensation total, less the amounts reported in the SCT equity awards (i.e., RSUs, PRSUs, and stock options); adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$1,200,000	$1,919,520	$287,464	$4,569,575	$1,339,997	$0	$9,316,556	($5,909,572)	$7,416,072	$10,823,056

2021	$1,177,990	$2,880,000	$195,104	$3,956,400	$1,274,996	$0	$9,484,490	($5,231,396)	$9,664,551	$13,917,645

2020	$857,475	$156,663	$116,063	$3,156,256	$1,890,003	$185,206	$6,361,666	($5,231,465)	$1,290,022	$2,420,223

i.	Reflects the PEO’s All Other Compensation reported in the SCT for each year shown.

ii.	Represents the grant date fair value of equity-based awards granted each year and change in pension value.

iii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options of PRSUs. There were no service cost additions to be made with respect to pension values because the Company’s pension plan was previously frozen.

Equity Reconciliation Detail for PEO

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Value Included in CAP

2022	$6,122,264	$1,872,556	($578,748)	$7,416,072

2021	$7,744,303	$3,173,397	($1,253,149)	$9,664,551

2020	$3,908,297	($1,061,793)	($1,556,482)	$1,290,022

(4)
Each of the three fiscal years presented include the average SCT totals of the
Non-PEO
Named Executive Officers (NEOs) as applicable in each reporting year. Fiscal year 2022 includes: Mr. Maue, Mr. D’Iorio, Mr. Gallo, and Mr. Saak. Fiscal years 2020 and 2021 include: Mr. Maue, Mr. D’Iorio, Mr. Gallo, and Mr. Alejandro Alcala.

(5)
Average CAP is calculated by averaging the following (each year) for the non-PEO
NEOs; SCT total, less the amounts reported in the SCT equity awards (i.e., RSUs, PRSUs, and stock options); adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in the prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation (i)	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$452,766	$549,578	$64,386	$1,129,697	$171,872	$0	$2,368,300	($1,301,570)	$1,453,550	$2,520,280

2021	$535,698	$773,177	$55,676	$618,725	$200,002	$0	$2,183,277	($818,727)	$1,630,855	$2,995,405

2020	$473,430	$238,771	$51,190	$547,660	$271,252	$12,705	$1,595,008	($831,617)	$280,715	$1,044,106

i.	Reflects the average of all the NEOs’ All Other Compensation reported in the SCT for each year shown.

ii.	Represents the average of the NEOs’ grant date fair value of equity-based awards granted each year and average change in pension value.

iii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options of PRSUs. There were no service cost additions to be made with respect to pension values because the Company’s pension plan was previously frozen.

Equity Reconciliation Detail for
Non-PEO
NEOs

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Value Included in CAP

2022	$1,300,604	$216,426	($63,480)	$1,453,550

2021	$1,206,172	$498,361	($73,678)	$1,630,855

2020	$655,526	($151,542)	($223,269)	$280,715

(6)	The amount represents the value of an initial fixed $100 investment in Company stock on December 31, 2019, assuming reinvestment of all dividends.

(7)
Peer group companies include those comprising the S&P 400 MidCap Capital Goods Index, which Crane also uses in its stock performance graph disclosure in the Form
10-K.
The amount represents the value of an initial fixed $100 investment in the index on December 31, 2019, assuming reinvestment of all dividends.

(8)	Represents the Company’s Net Earnings (Loss) Attributable to Crane (in millions) for each applicable fiscal year-end.

(9)	Adjusted EPS is calculated as Earnings from continuing operations per diluted share excluding special items, as used for determining annual incentive compensation awards.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Each of the three fiscal years presented include the average SCT totals of the
Non-PEO
	Named Executive Officers (NEOs) as applicable in each reporting year. Fiscal year 2022 includes: Mr. Maue, Mr. D’Iorio, Mr. Gallo, and Mr. Saak. Fiscal years 2020 and 2021 include: Mr. Maue, Mr. D’Iorio, Mr. Gallo, and Mr. Alejandro Alcala.
Peer Group Issuers, Footnote [Text Block]	Peer group companies include those comprising the S&P 400 MidCap Capital Goods Index, which Crane also uses in its stock performance graph disclosure in the Form
10-K.
	The amount represents the value of an initial fixed $100 investment in the index on December 31, 2019, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 9,316,556	$ 9,484,490	$ 6,361,666
PEO Actually Paid Compensation Amount	$ 10,823,056	13,917,645	2,420,223
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation (i)	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$1,200,000	$1,919,520	$287,464	$4,569,575	$1,339,997	$0	$9,316,556	($5,909,572)	$7,416,072	$10,823,056

2021	$1,177,990	$2,880,000	$195,104	$3,956,400	$1,274,996	$0	$9,484,490	($5,231,396)	$9,664,551	$13,917,645

2020	$857,475	$156,663	$116,063	$3,156,256	$1,890,003	$185,206	$6,361,666	($5,231,465)	$1,290,022	$2,420,223

i.	Reflects the PEO’s All Other Compensation reported in the SCT for each year shown.

ii.	Represents the grant date fair value of equity-based awards granted each year and change in pension value.

iii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options of PRSUs. There were no service cost additions to be made with respect to pension values because the Company’s pension plan was previously frozen.

Equity Reconciliation Detail for PEO

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Value Included in CAP

2022	$6,122,264	$1,872,556	($578,748)	$7,416,072

2021	$7,744,303	$3,173,397	($1,253,149)	$9,664,551

2020	$3,908,297	($1,061,793)	($1,556,482)	$1,290,022

Non-PEO NEO Average Total Compensation Amount	$ 2,368,300	2,183,277	1,595,008
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,520,280	2,995,405	1,044,106
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation (i)	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$452,766	$549,578	$64,386	$1,129,697	$171,872	$0	$2,368,300	($1,301,570)	$1,453,550	$2,520,280

2021	$535,698	$773,177	$55,676	$618,725	$200,002	$0	$2,183,277	($818,727)	$1,630,855	$2,995,405

2020	$473,430	$238,771	$51,190	$547,660	$271,252	$12,705	$1,595,008	($831,617)	$280,715	$1,044,106

i.	Reflects the average of all the NEOs’ All Other Compensation reported in the SCT for each year shown.

ii.	Represents the average of the NEOs’ grant date fair value of equity-based awards granted each year and average change in pension value.

iii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options of PRSUs. There were no service cost additions to be made with respect to pension values because the Company’s pension plan was previously frozen.

Equity Reconciliation Detail for
Non-PEO
NEOs

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Value Included in CAP

2022	$1,300,604	$216,426	($63,480)	$1,453,550

2021	$1,206,172	$498,361	($73,678)	$1,630,855

2020	$655,526	($151,542)	($223,269)	$280,715

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and TSR
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP (per the SEC’s definition), the Company’s TSR, and the TSR Peer Group in the above table for 2020, 2021 and 2022 – the S&P 400 MidCap Capital Goods Index, which is also used to determine relative TSR performance for PRSU payouts.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and GAAP Net Income
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP (per the SEC’s definition), and the Company’s GAAP Net Income in 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and the Company-Selected Measure (Adjusted EPS)
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP and the Company’s Adjusted EPS for the applicable reporting year. This metric is used to determine 75% of the earnout of annual incentive program for the PEO and other corporate NEOs and is strongly correlated to the Company’s absolute and relative stock price performance, which meaningfully impacts CAP. We consider Adjusted EPS to be among the most important financial measures used to link pay with performance in 2022 because it determines a significant portion of NEOs’ variable, and thus total, compensation each year.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between CAP and TSR
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP (per the SEC’s definition), the Company’s TSR, and the TSR Peer Group in the above table for 2020, 2021 and 2022 – the S&P 400 MidCap Capital Goods Index, which is also used to determine relative TSR performance for PRSU payouts.

Tabular List [Table Text Block]
Pay versus Performance Metrics
The table below shows, in compliance with PVP regulations, the most important metrics used to link CAP to Company performance. These measures, along with others, significantly impact annual compensation decisions and outcomes for the executive team.

Performance Metric	Impact on CAP
Adjusted EPS
Earnings from continuing operations per diluted share excluding Special Items	Determines 75% of the annual incentive payout for the PEO and other corporate NEOs

Adjusted Free Cash Flow
Cash provided by operating activities, less capital spending	Determines 25% of annual incentive payout for the PEO and other corporate NEOs

Relative Total Shareholder Return
Stock price performance versus a comparator group (S&P 400 MidCap Capital Goods Index)	Determines 100% of the PRSU payout, which represents 55% of the annual LTI grant value for the PEO and 50% for other NEOs
In addition to the metrics detailed above, compensation decisions are made each year taking into account a number of other factors. Short-term and long-term incentives are subject to formalized performance and payout curves (detailed on page 50), but fixed compensation and target incentive pay levels are set based on individual performance, scope of responsibility, and assessment of pay competitiveness within the market.

Total Shareholder Return Amount	$ 124	123	92
Peer Group Total Shareholder Return Amount	133	150	118
Net Income (Loss)	$ 401,100,000	$ 435,400,000	$ 181,000,000
Company Selected Measure Amount	7.87	7.08	3.84
PEO Name	Mr. Mitchell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Adjusted EPS is calculated as Earnings from continuing operations per diluted share excluding special items, as used for determining annual incentive compensation awards.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,200,000	$ 1,177,990	$ 857,475
PEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,919,520	2,880,000	156,663
PEO [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	287,464	195,104	116,063
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,569,575	3,956,400	3,156,256
PEO [Member] | Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,339,997	1,274,996	1,890,003
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	185,206
PEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,909,572)	(5,231,396)	(5,231,465)
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,416,072	9,664,551	1,290,022
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,122,264	7,744,303	3,908,297
PEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,872,556	3,173,397	(1,061,793)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(578,748)	(1,253,149)	(1,556,482)
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	452,766	535,698	473,430
Non-PEO NEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	549,578	773,177	238,771
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,129,697	618,725	547,660
Non-PEO NEO [Member] | Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,872	200,002	271,252
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	12,705
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,301,570)	(818,727)	(831,617)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,453,550	1,630,855	280,715
Non-PEO NEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,386	55,676	51,190
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,300,604	1,206,172	655,526
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,426	498,361	(151,542)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (63,480)	$ (73,678)	$ (223,269)